INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Cash and cash equivalents (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Cash at bank and on hand	$ 24,332,260	$ 48,129,194
Mutual funds	69,677
Cash and cash equivalents	$ 24,401,937	$ 48,129,194